Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Total shareholders' equity Group share	Share capital	Share premium	Treasury shares	Retained earnings (accumulated deficit)	Currency translation adjustment	Net profit (loss)	Non-controlling interests
Balance at beginning of period (in shares) at Dec. 31, 2018			31,183,921,000
Balance at beginning of period at Dec. 31, 2018	€ 20,939	€ 20,939	€ 7,796	€ 251,554	€ (730)	€ (158,167)	€ 6	€ (79,521)	€ 0
Net profit (loss)	(65,144)	(65,144)						(65,144)
Other comprehensive income	(160)	(160)				(168)	8
Total comprehensive income (loss)	(65,304)	(65,304)				(168)	8	(65,144)
Allocation of prior period profit (loss)	0	0				(79,521)		79,521
Capital increase (shares)			7,674,696,000
Capital increase	126,479	126,479	€ 1,919	124,567		(7)
Share-based compensation	1,657	1,657		1,657
Treasury shares	252	252			252
Other movements	€ 43	43		43
Balance at end of period (in shares) at Dec. 31, 2019	38,858,617		38,858,617,000
Balance at end of period at Dec. 31, 2019	€ 84,065	84,065	€ 9,715	377,821	(478)	(237,862)	14	(65,144)	0
Net profit (loss)	(101,221)	(101,221)						(101,221)
Other comprehensive income	90	90				196	(106)
Total comprehensive income (loss)	(101,131)	(101,131)				196	(106)	(101,221)
Allocation of prior period profit (loss)	0	0				(65,144)		65,144
Capital increase (shares)			29,762,000
Capital increase	0	0	€ 7	0		(7)
Share-based compensation	1,236	1,236		1,236
Treasury shares	(333)	(333)			(333)
Other movements	€ (268)	(268)				(268)
Balance at end of period (in shares) at Dec. 31, 2020	38,888,379		38,888,379,000
Balance at end of period at Dec. 31, 2020	€ (16,430)	(16,430)	€ 9,722	379,057	(811)	(303,086)	(92)	(101,221)	0
Net profit (loss)	67,259	67,259						67,259
Other comprehensive income	330	330				216	113
Total comprehensive income (loss)	67,589	67,589				216	113	67,259
Allocation of prior period profit (loss)	0	0				(101,221)		101,221
Capital increase (shares)			10,927,110,000
Capital increase	65,332	65,332	€ 2,732	62,600		0
Equity component of OCEANE net of deferred taxes	2,311	2,311		2,311
Share-based compensation	470	470		470
Treasury shares	(174)	(174)			(174)
Other movements	€ 0	0
Balance at end of period (in shares) at Dec. 31, 2021	49,815,489		49,815,489,000
Balance at end of period at Dec. 31, 2021	€ 119,097	€ 119,097	€ 12,454	€ 444,438	€ (986)	€ (404,090)	€ 22	€ 67,259	€ 0